Net Loss per Share and Net Loss per Unit (Details) - Schedule of Earnings Per Share, Basic and Diluted - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	2 Months Ended	3 Months Ended	5 Months Ended	6 Months Ended
	Jun. 30, 2023	Jun. 07, 2023	Jun. 30, 2022	Jun. 07, 2023	Jun. 30, 2023	Jun. 30, 2022
Numerator
Net loss	$ (110,585)	$ (17,109)	$ (13,767)	$ (34,176)		$ (25,114)
Net loss attributable to membership interest holders		$ (17,109)	$ (13,767)	$ (34,176)		$ (25,114)
Denominator:
Weighted-average number membership interests outstanding, basic (in Shares)		3,791,634	3,715,971	3,766,871		3,685,699
Net loss per unit attributable to membership interest holders, basic (in Dollars per share)		$ (4.51)	$ (3.7)	$ (9.07)		$ (6.81)
Denominator
Weighted-average number shares outstanding, basic (in Shares)	67,404,794	3,791,634	3,715,971	3,766,871		3,685,699
Net loss per share attributable to shareholders, basic (in Dollars per share)	$ (0.52)	$ (4.51)	$ (3.7)	$ (9.07)		$ (6.81)
Class A [Member]
Numerator
Net loss					$ (110,586)
Net loss attributable to shareholders					$ (35,017)
Denominator
Weighted-average number shares outstanding, basic (in Shares)					67,404,794
Net loss per share attributable to shareholders, basic (in Dollars per share)					$ (0.52)